Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	100,000,000	100,000,000
Ordinary shares, shares issued	[1]	24,871,433	24,871,433
Ordinary shares, shares outstanding	[1]	24,871,433	24,871,433
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	24,518,489	17,247,383
Ordinary shares, shares outstanding	[1]	24,518,489	17,247,383

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)